Employee Benefits - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Provision for annual leave	₺ 64,134	₺ 48,217
Defined contribution retirement plan	9,361	8,107	₺ 7,722
Expense from share-based payments	₺ 26,224	₺ 29,413